Inventories - Movements in Inventory Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventories
Beginning balance	$ 75,892	$ 80,930	$ 88,174
Increase in Lower Value	29,693	(3,650)	(5,404)
Additional Provision Differences of Inventory	(161)	330	(704)
Increase / Decrease eventual differences and others			1,244
Provision Used	(1,367)	(1,718)	(2,380)
Total changes	28,165	(5,038)	(7,244)
Final balance	$ 104,057	$ 75,892	$ 80,930